UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-09561
(Investment Company Act File Number)

Century Capital Management Trust
(Exact Name of Registrant as Specified in Charter)

c/o Century Capital Management, LLC
100 Federal Street, Boston, MA  02110
(Address of Principal Executive Offices)

Jennifer Mortimer
Century Capital Management, LLC
100 Federal Street, Boston, MA  02110
(Name and Address of Agent for Service)

(617) 482-3060
(Registrant’s Telephone Number)

Date of Fiscal Year End:  October 31

Date of Reporting Period:  January 31, 2015

Item 1.                  Schedule of Investments.

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS - AS OF JANUARY 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS - 97.1%

Consumer Discretionary - 25.6%
Hotels, Restaurants & Leisure - 4.8%
32,639	Panera Bread Co., Class A(a)	$5,609,339
54,923	Starbucks Corp.	4,807,410
		10,416,749
Household Durables - 3.1%
33,146	Whirlpool Corp.	6,598,706

Internet & Catalog Retail - 3.3%
20,180	Amazon.com, Inc.(a)	7,154,415

Media - 3.4%
87,308	DIRECTV(a)	7,445,626

Multiline Retail - 4.2%
129,521	Dollar Tree, Inc.(a)	9,208,943

Specialty Retail - 5.4%
143,474	Dick's Sporting Goods, Inc.	7,410,432
41,995	Home Depot, Inc.	4,385,118
		11,795,550
Textiles, Apparel & Luxury Goods - 1.4%
31,809	Fossil Group, Inc.(a)	3,110,920

Total Consumer Discretionary		55,730,909

Consumer Staples - 6.8%
Beverages - 3.5%
81,428	PepsiCo, Inc.	7,636,318

Food & Staples Retailing - 1.2%
27,240	CVS Health Corp.	2,673,878

Household Products - 2.1%
67,899	Colgate-Palmolive Co.	4,584,541

Total Consumer Staples		14,894,737

Energy - 0.8%
Energy Equipment & Services - 0.8%
46,525	FMC Technologies, Inc.(a)	1,743,757

Financials - 7.3%
Diversified Financial Services - 3.3%
4	Berkshire Hathaway, Inc., Class A(a)	863,460
69,329	Moody's Corp.	6,331,818
		7,195,278
Real Estate Investment Trust (REITs) - 4.0%
90,115	American Tower Corp.	8,736,649

Total Financials		15,931,927

Health Care - 17.4%
Biotechnology - 6.9%
31,473	Alexion Pharmaceuticals, Inc.(a)	5,767,113
77,228	Celgene Corp.(a)	9,202,488
		14,969,601
Health Care Equipment & Supplies - 1.1%
21,466	Zimmer Holdings, Inc.	2,406,338

Health Care Providers & Services - 1.2%
33,666	Express Scripts Holding Co.(a)	2,717,183

Shares		Value
Health Care - 17.4% (continued)
Health Care Technology - 3.4%
112,397	Cerner Corp.(a)	$7,457,541

Pharmaceuticals - 4.8%
38,850	Actavis PLC(a)	10,355,079

Total Health Care		37,905,742

Industrials - 9.9%
Aerospace & Defense - 3.5%
52,149	Boeing Co.	7,580,900

Professional Services - 3.2%
107,988	Verisk Analytics, Inc., Class A(a)	6,949,028

Road & Rail - 3.2%
59,425	Union Pacific Corp.	6,965,204

Total Industrials		21,495,132

Information Technology - 28.5%
Internet Software & Services - 7.5%
31,836	Equinix, Inc.	6,903,955
8,952	Google, Inc., Class A(a)	4,812,148
8,952	Google, Inc., Class C(a)	4,785,023
		16,501,126
IT Services - 10.1%
131,134	Cognizant Technology Solutions Corp., Class A(a)	7,098,284
25,363	Visa, Inc., Class A	6,465,282
493,649	Western Union Co.	8,392,033
		21,955,599
Software - 6.0%
49,952	Adobe Systems, Inc.(a)	3,503,134
76,737	Citrix Systems, Inc.(a)	4,547,434
123,947	Microsoft Corp.	5,007,459
		13,058,027
Technology Hardware, Storage & Peripherals - 4.9%
91,015	Apple, Inc.	10,663,317

Total Information Technology		62,178,069

Materials - 0.8%
Chemicals - 0.8%
21,406	LyondellBasell Industries NV, Class A	1,693,001

TOTAL COMMON STOCKS
(Cost $159,249,577)		211,573,274

SHORT-TERM INVESTMENTS - 3%

Money Market Mutual Funds - 3.0%
6,625,211	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.00%(b) 7 Day Yield)	6,625,211

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,625,211)		6,625,211

TOTAL INVESTMENTS - 100.1%
(Cost $165,874,788)		218,198,485

Liabilities in Excess of Other Assets - (0.1%)		(261,334)
NET ASSETS - 100.0%		$217,937,151

See Notes to Portfolio of Investments

CENTURY FUNDS

(a)	Non-income producing security.
(b)	Less than 0.005%.

Abbreviations:
NV	-	Naamloze Vennootschap (Dutch: Limited Liability Company)
PLC	-	Public Limited Company

Gross appreciation on investments (excess of value over tax cost)	$54,555,263
Gross depreciation on investments (excess of tax cost over value)	(2,244,418)
Net unrealized appreciation	$52,310,845
Cost of investments for federal income tax purposes	$165,887,640

See Notes to Portfolio of Investments

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS - AS OF JANUARY 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS - 94.4%

Consumer Discretionary - 16.1%
Auto Components - 2.8%
225,304	Gentherm, Inc.(a)	$8,286,681

Diversified Consumer Services - 2.2%
150,079	Sotheby's	6,385,861

Hotels, Restaurants & Leisure - 5.0%
82,209	La Quinta Holdings, Inc.(a)	1,671,309
136,972	Papa John's International, Inc.	8,692,243
298,913	Ruth's Hospitality Group, Inc.	4,340,217
		14,703,769
Household Durables - 3.6%
171,289	Ryland Group, Inc.	6,877,253
59,596	Universal Electronics, Inc.(a)	3,798,649
		10,675,902
Multiline Retail - 1.3%
75,430	Burlington Stores, Inc.(a)	3,763,203

Textiles, Apparel & Luxury Goods - 1.2%
85,561	Columbia Sportswear Co.	3,636,343

Total Consumer Discretionary		47,451,759

Consumer Staples - 0.8%
Food & Staples Retailing - 0.8%
60,562	Fresh Market, Inc.(a)	2,308,018

Energy - 1.7%
Energy Equipment & Services - 1.1%
230,428	Basic Energy Services, Inc.(a)	1,354,917
73,381	U.S. Silica Holdings, Inc.	1,849,201
		3,204,118
Oil, Gas & Consumable Fuels - 0.6%
35,000	Rice Energy, Inc.(a)	597,800
173,163	Scorpio Tankers, Inc.	1,362,792
		1,960,592
Total Energy		5,164,710

Financials - 8.2%
Banks - 3.5%
300,247	Eagle Bancorp, Inc.(a)	10,268,447

Capital Markets - 3.1%
187,991	Cohen & Steers, Inc.	7,910,661
38,117	HFF, Inc., Class A	1,294,835
		9,205,496
Diversified Financial Services - 1.6%
281,391	Marlin Business Services Corp.	4,516,326

Total Financials		23,990,269

Health Care - 24.2%
Biotechnology - 5.0%
117,387	AMAG Pharmaceuticals, Inc.(a)	5,187,331
156,003	Anacor Pharmaceuticals, Inc.(a)	5,865,713
50,995	NPS Pharmaceuticals, Inc.(a)	2,338,631
67,599	ProQR Therapeutics NV(a)	1,357,388
		14,749,063
Health Care Equipment & Supplies - 0.1%
26,665	Endologix, Inc.(a)	371,443

Shares		Value
Health Care - 24.2% (continued)
Health Care Providers & Services - 10.1%
130,812	Acadia Healthcare Co., Inc.(a)	$7,554,393
487,916	AMN Healthcare Services, Inc.(a)	9,182,579
233,775	Brookdale Senior Living, Inc.(a)	7,889,906
214,655	PharMerica Corp.(a)	4,939,212
		29,566,090
Life Sciences Tools & Services - 4.5%
284,686	Cambrex Corp.(a)	6,385,507
119,866	ICON PLC(a)	6,760,442
		13,145,949
Pharmaceuticals - 4.5%
74,748	Aerie Pharmaceuticals, Inc.(a)	2,089,954
230,108	Akorn, Inc.(a)	9,797,999
169,133	Pernix Therapeutics Holdings, Inc.(a)	1,405,495
		13,293,448
Total Health Care		71,125,993

Industrials - 13.9%
Building Products - 1.7%
322,083	NCI Building Systems, Inc.(a)	4,969,741

Commercial Services & Supplies - 3.0%
302,799	Herman Miller, Inc.	8,796,311

Machinery - 3.6%
147,968	Greenbrier Companies, Inc.	7,683,978
40,181	Nordson Corp.	2,927,588
		10,611,566
Professional Services - 1.6%
129,299	On Assignment, Inc.(a)	4,542,274

Road & Rail - 0.7%
49,873	Saia, Inc.(a)	2,100,152

Trading Companies & Distributors - 3.3%
465,016	CAI International, Inc.(a)	9,751,385

Total Industrials		40,771,429

Information Technology - 28.2%
Communications Equipment - 3.1%
40,807	Palo Alto Networks, Inc.(a)	5,157,597
210,572	Sonus Networks, Inc.(a)	4,017,706
		9,175,303
Internet Software & Services - 12.5%
170,504	comScore, Inc.(a)	7,086,146
97,704	Constant Contact, Inc.(a)	3,695,165
184,041	Dealertrack Technologies, Inc.(a)	7,398,448
83,489	Demandware, Inc.(a)	4,471,671
156,799	HomeAway, Inc.(a)	3,996,807
115,158	j2 Global, Inc.	6,614,676
188,826	TrueCar, Inc.(a)	3,319,561
		36,582,474
IT Services - 1.0%
76,010	Virtusa Corp.(a)	2,847,334

Semiconductors & Semiconductor Equipment - 7.6%
105,136	Cavium, Inc.(a)	6,183,048
231,946	Inphi Corp.(a)	4,546,142
149,850	Integrated Device Technology, Inc.(a)	2,740,756
143,552	Mellanox Technologies Ltd.(a)	6,319,159
53,485	Monolithic Power Systems, Inc.	2,540,003
		22,329,108

See Notes to Portfolio of Investments

CENTURY FUNDS

Shares		Value
Information Technology - 28.2% (continued)
Software - 4.0%
136,332	Proofpoint, Inc.(a)	$6,816,600
235,572	VASCO Data Security International, Inc.(a)	5,064,798
		11,881,398
Total Information Technology		82,815,617

Materials - 1.3%
Construction Materials - 1.3%
52,422	Eagle Materials, Inc.	3,733,495

TOTAL COMMON STOCKS
(Cost $229,686,846)		277,361,290

SHORT-TERM INVESTMENTS - 2.2%

Money Market Mutual Funds - 2.2%
6,389,007	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.00%(b) 7 Day Yield)	6,389,007

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,389,007)		6,389,007

TOTAL INVESTMENTS - 96.6%
(Cost $236,075,853)		283,750,297

Other Assets in Excess of Liabilities - 3.4%		9,881,531
NET ASSETS - 100.0%		$293,631,828

(a)	Non-income producing security.
(b)	Less than 0.005%.

Abbreviations:
Ltd.	-	Limited
NV	-	Naamloze Vennootschap (Dutch: Limited Liability Company
PLC	-	Public Limited Company

Gross appreciation on investments (excess of value over tax cost)	$59,597,152
Gross depreciation on investments (excess of tax cost over value)	(12,331,934)
Net unrealized appreciation	$47,265,218
Cost of investments for federal income tax purposes	$236,485,079

See Notes to Portfolio of Investments

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - AS OF JANUARY 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS - 97.5%

Consumer Discretionary - 20.1%
Auto Components - 1.6%
36,191	Cooper Tire & Rubber Co.	$1,259,085

Diversified Consumer Services - 4.3%
39,780	Grand Canyon Education, Inc.(a)	1,743,160
63,294	ServiceMaster Global Holdings, Inc.(a)	1,788,688
		3,531,848
Hotels, Restaurants & Leisure - 3.4%
29,328	Choice Hotels International, Inc.	1,684,894
18,220	Fiesta Restaurant Group, Inc.(a)	1,076,255
		2,761,149
Household Durables - 2.0%
34,182	Jarden Corp.(a)	1,641,420

Multiline Retail - 2.1%
34,739	Burlington Stores, Inc.(a)	1,733,129

Specialty Retail - 3.1%
51,201	Francesca's Holdings Corp.(a)	812,048
12,967	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	1,710,866
		2,522,914
Textiles, Apparel & Luxury Goods - 3.6%
14,334	Hanesbrands, Inc.	1,596,521
19,857	lululemon athletica, Inc.(a)	1,315,327
		2,911,848
Total Consumer Discretionary		16,361,393

Consumer Staples - 3.6%
Food & Staples Retailing - 3.1%
21,927	Fresh Market, Inc.(a)	835,638
21,993	United Natural Foods, Inc.(a)	1,699,619
		2,535,257
Food Products - 0.5%
12,734	WhiteWave Foods Co.(a)	419,840

Total Consumer Staples		2,955,097

Energy - 1.6%
Energy Equipment & Services - 1.1%
43,273	Superior Energy Services, Inc.	865,460

Oil, Gas & Consumable Fuels - 0.5%
11,600	Gulfport Energy Corp.(a)	446,484

Total Energy		1,311,944

Financials - 6.5%
Banks - 1.9%
50,562	PrivateBancorp, Inc.	1,534,051

Real Estate Investment Trusts (REITs) - 4.6%
20,417	Camden Property Trust	1,573,130
39,223	Education Realty Trust, Inc.	1,357,116
14,835	Lamar Advertising Co., Class A	831,056
		3,761,302
Total Financials		5,295,353

Health Care - 25.0%
Biotechnology - 5.7%
25,665	Alkermes PLC(a)	1,854,296

Shares		Value
Health Care - 25.0% (continued)
Biotechnology - 5.7% (continued)
41,295	AMAG Pharmaceuticals, Inc.(a)	$1,824,826
12,993	Anacor Pharmaceuticals, Inc.(a)	488,537
32,019	Dyax Corp.(a)	483,807
		4,651,466
Health Care Equipment & Supplies - 4.6%
10,283	Cooper Companies, Inc.	1,621,115
15,392	Cyberonics, Inc.(a)	855,333
20,333	ResMed, Inc.	1,270,203
		3,746,651
Health Care Providers & Services - 7.7%
23,267	Omnicare, Inc.	1,744,560
30,244	Team Health Holdings, Inc.(a)	1,563,615
15,741	Universal Health Services, Inc., Class B	1,613,925
25,944	VCA, Inc.(a)	1,351,682
		6,273,782
Life Sciences Tools & Services - 1.5%
53,774	Cambrex Corp.(a)	1,206,151

Pharmaceuticals - 5.5%
39,044	Akorn, Inc.(a)	1,662,494
24,422	Endo International PLC(a)	1,944,235
7,955	Pacira Pharmaceuticals, Inc.(a)	853,969
		4,460,698
Total Health Care		20,338,748

Industrials - 11.1%
Airlines - 1.0%
10,594	Spirit Airlines, Inc.(a)	785,439

Commercial Services & Supplies - 3.8%
25,329	G&K Services, Inc., Class A	1,775,563
31,761	U.S. Ecology, Inc.	1,316,811
		3,092,374
Machinery - 1.0%
6,241	Snap-on, Inc.	828,243

Professional Services - 2.3%
45,831	FTI Consulting, Inc.(a)	1,863,947

Road & Rail - 1.0%
7,375	Kansas City Southern	811,914

Trading Companies & Distributors - 2.0%
19,736	United Rentals, Inc.(a)	1,635,127

Total Industrials		9,017,044

Information Technology - 25.3%
Communications Equipment - 3.5%
12,702	F5 Networks, Inc.(a)	1,417,797
11,118	Palo Alto Networks, Inc.(a)	1,405,204
		2,823,001
Electronic Equipment, Instruments & Components - 2.3%
22,937	Zebra Technologies Corp., Class A(a)	1,914,322

Internet Software & Services - 1.0%
15,151	Demandware, Inc.(a)	811,487

IT Services - 7.4%
47,724	Cardtronics, Inc.(a)	1,604,004
2,711	FleetCor Technologies, Inc.(a)	380,895
29,761	MAXIMUS, Inc.	1,658,283
26,317	VeriFone Systems, Inc.(a)	826,091
41,683	Virtusa Corp.(a)	1,561,445

See Notes to Portfolio of Investments

CENTURY FUNDS

Shares		Value
Information Technology - 25.3% (continued)
IT Services - 7.4% (continued)
		$6,030,718
Semiconductors & Semiconductor Equipment - 7.8%
19,668	Cavium, Inc.(a)	1,156,675
90,396	Integrated Device Technology, Inc.(a)	1,653,343
37,253	Mellanox Technologies Ltd.(a)	1,639,877
24,008	NXP Semiconductors NV(a)	1,904,795
		6,354,690
Software - 3.3%
22,259	Proofpoint, Inc.(a)	1,112,950
72,762	VASCO Data Security International, Inc.(a)	1,564,383
		2,677,333
Total Information Technology		20,611,551

Materials - 2.0%
Chemicals - 2.0%
19,530	Valspar Corp.	1,629,388

Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.3%
50,057	Cogent Communications Holdings, Inc.	1,855,112

TOTAL COMMON STOCKS
(Cost $66,187,488)		79,375,630

SHORT-TERM INVESTMENTS - 2.7%

Money Market Mutual Funds - 2.7%
2,210,790	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.00%(b) 7 Day Yield)	2,210,790

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,210,790)		2,210,790

TOTAL INVESTMENTS - 100.2%
(Cost $68,398,278)		81,586,420

Liabilities in Excess of Other Assets - (0.2%)		(164,792)
NET ASSETS - 100.0%		$81,421,628

(a)	Non-income producing security.
(b)	Less than 0.005%.

Abbreviations:
Ltd.	-	Limited
NV	-	Naamloze Vennootschap (Dutch: Limited Liability Company)
PLC	-	Public Limited Company

Gross appreciation on investments (excess of value over tax cost)	$13,153,036
Gross depreciation on investments (excess of tax cost over value)	(991,494)
Net unrealized appreciation	$12,161,542
Cost of investments for federal income tax purposes	$69,424,878

See Notes to Portfolio of Investments

CENTURY FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS
January 31, 2015 (Unaudited)

A. Security Valuations — Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service. If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, fair value is generally determined using closing bid prices. In the absence of readily available market quotes, securities and other assets will be valued at fair value, as determined in good faith under procedures established by and under the general supervision of the Funds’ Board of Trustees. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value unless particular circumstances dictate otherwise (for example, if the issuer's creditworthiness has become impaired). Investments in open-end mutual funds are valued at their closing net asset value each business day.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Funds’ investments carried at fair value:

Century Shares Trust
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$211,573,274	$–	$–	$211,573,274
Short-Term Investments	$6,625,211	$–	$–	$6,625,211
TOTAL	$218,198,485	$–	$–	$218,198,485

Century Small Cap Select Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$277,361,290	$–	$–	$277,361,290
Short-Term Investments	6,389,007	–	–	6,389,007
TOTAL	$283,750,297	$–	$–	$283,750,297

Century Growth Opportunities Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$79,375,630	$–	$–	$79,375,630
Short-Term Investments	2,210,790	–	–	2,210,790
TOTAL	$81,586,420	$–	$–	$81,586,420

*	At January 31, 2015 the Funds held investments in common stocks classified as Level 1, with corresponding major categories as shown on each Fund’s Portfolio of Investments.

The Funds recognize transfers into and out of all levels at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

Item 2.                  Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.

(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  CENTURY CAPITAL MANAGEMENT TRUST

By:	s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date:  March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date:  March 30, 2015

By:	s/ Julie Smith
Name:	Julie Smith
Title:	Principal Financial Officer

Date:  March 30, 2015